General (Schedule of Pro Froma Revenue and Net Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GENERAL [Abstract]
Revenues	$ 107,598	$ 87,177
Net loss	$ (16,938)	$ (915)